Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Deferred tax asset, cumulative loss position term			3 years	3 years
Valuation allowances			$ 5.3	$ 4.8
Unrecognized tax benefits, if recognized, would affect the effective tax rate			2.4	5.5
Net interest and penalties			(1.4)	0.2
Payment of interest and penalties accrued			0.4	1.9
Decrease in Unrecognized Tax Benefits is Reasonably Possible	$ 1.4		1.4
Undistributed earnings			131.1
Effective tax rate	31.80%	37.20%
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards for income tax purposes			22.1
Operating loss carryforward, subject to expiration			5.5
Valuation allowances			4.5	$ 4.2
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards for income tax purposes			2.7
Valuation allowance against state net operating loss carryforward					$ 1.3
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Amount			$ 1.1